Prepayments on long-term assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepayments on long-term assets
The following is a summary of prepayments on long-term assets as of December 31,2022 and 2023:

	As of December 31,
	2022	2023
	(in thousands)
Prepayments on buildings (Note a)	112,856	112,856
Prepayments on other non-current assets (Note b)	—	569

	112,856	113,425